Non-interest Income (Components of Non-interest Income) (Details)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Non-interest Income
Trust fees, net	$ 188,235,000	212,819,000,000	188,980,000,000	165,459,000,000
Commissions received on fund management		43,979,000,000	53,876,000,000	87,642,000,000
Commissions and fees received for brokerage and agency activities		339,072,000,000	324,262,000,000	373,735,000,000
Commissions received on credit cards		1,191,390,000,000	1,090,138,000,000	1,034,409,000,000
Commissions received in remittance		9,029,000,000	9,832,000,000	11,945,000,000
Commissions received on cash dispenser service		75,819,000,000	76,124,000,000	80,339,000,000
Commissions received on letters of credit		56,107,000,000	54,484,000,000	54,020,000,000
Bancassurance fees received		147,198,000,000	131,887,000,000	170,247,000,000
Other		542,917,000,000	609,289,000,000	568,354,000,000
Subtotal	2,127,641,000	2,405,511,000,000	2,349,892,000,000	2,380,691,000,000
Net trading revenue	351,955,000	397,921,000,000	164,612,000,000	104,141,000,000
Debt securities		148,868,000,000	140,591,000,000	(13,954,000,000)
Equity securities		(79,101,000,000)	32,014,000,000	(177,303,000,000)
Other		(97,058,000,000)	95,317,000,000	281,648,000,000
Subtotal		(27,291,000,000)	267,922,000,000	90,391,000,000
Gain on sale of loans		83,366,000,000	80,211,000,000	13,329,000,000
Other		290,819,000,000	461,829,000,000	198,268,000,000
Subtotal	330,962,000	374,185,000,000	542,040,000,000	211,597,000,000
Total non-interest income	$ 2,974,655,000	3,363,145,000,000	3,513,446,000,000	2,952,279,000,000